COMMITMENTS, CONTINGENCIES AND GUARANTEES - Contractual Obligations (Details) - Dec. 31, 2018 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 12,687
Leases and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	796
Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,794
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,001
Advances to related parties
Disclosure of contingent liabilities [line items]
Total contractual obligations	96
Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,581
Less than 1 year | Leases and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	118
Less than 1 year | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	724
Less than 1 year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	643
Less than 1 year | Advances to related parties
Disclosure of contingent liabilities [line items]
Total contractual obligations	96
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,588
1 - 3 Years | Leases and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	220
1 - 3 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	2,334
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	34
1 - 3 Years | Advances to related parties
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
3 - 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,365
3 - 5 Years | Leases and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	163
3 - 5 Years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,183
3 - 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	19
3 - 5 Years | Advances to related parties
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
After 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	7,153
After 5 years | Leases and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	295
After 5 years | Loans and borrowings
Disclosure of contingent liabilities [line items]
Total contractual obligations	6,553
After 5 years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	305
After 5 years | Advances to related parties
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
Less than three months | Advances to related parties | Ruby Pipeline
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 96	$ 70